SIGNIFICANT ACCOUNTING POLICIES: Investment Policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Investment Policy

Investment

The investment is comprised of shares of private companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method. The Company evaluates the investment each reporting period for evidence of impairment and adjusts the carrying value accordingly.